Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
(9)    Income Taxes
The composition of income tax expense for the years ended December 31, 2016, 2015, and 2014 was as follows:
(in thousands)	2016	2015	2014
Current:
Federal	$3,578	$3,619	$1,105
State	489	496	137
Total current	4,067	4,115	1,242
Deferred:
Federal	(267)	391	2,353
State	(50)	74	447
Total deferred	(317)	465	2,800
Total income tax expense	$3,750	$4,580	$4,042

Applicable income tax expense for financial reporting purposes differs from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table for the years ended December 31, 2016, 2015, and 2014 are as follows:
(in thousands)	2016		2015		2014
	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$11,032		$13,179		$11,696
Tax at statutory federal income tax rate	$3,751	34.00%	$4,481	34.00%	$3,977	34.00%
Tax-exempt income	(314)	(2.85)	(369)	(2.80)	(348)	(2.98)
State income tax, net of federal tax benefit	290	2.63	376	2.85	385	3.30
Other, net	23	0.21	92	0.70	28	0.24
Provision for income tax expense	$3,750	33.99%	$4,580	34.75%	$4,042	34.56%

The components of deferred tax assets and deferred tax liabilities at December 31, 2016 and 2015 are as follows:
(in thousands)	2016	2015
Deferred tax assets:
Allowance for loan losses	$3,756	$3,269
Impairment of other real estate owned	1,192	1,226
Goodwill	1,088	1,437
Available-for-sale securities	1,187	363
Nonaccrual loan interest	469	640
Core deposit intangible	422	556
Pension	1,415	1,242
Deferred taxes on pension	1,143	874
Deferred compensation	148	138
Other	402	342
Total deferred tax assets	$11,222	$10,087
Deferred tax liabilities:
Premises and equipment	$765	$938
Mortgage servicing rights	968	1,064
Assets held for sale	50	49
Other	6	13
Total deferred tax liabilities	1,789	2,064
Net deferred tax assets	$9,433	$8,023

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the appropriate character during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, taxable income available in carryback years, and tax planning strategies in making this assessment. With the exception of certain capital losses generated during 2013 and 2014, it is management’s opinion that the Company will more likely than not realize the benefits of these temporary differences as of December 31, 2016 and, therefore, only established a valuation reserve against the Company’s capital loss carry forward. Management arrived at this conclusion based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible. As indicated above, the Company generated approximately $219,000 of capital losses during 2013 and 2014 as a result of disposing of certain limited partnership interests. The capital losses will expire between 2018 and 2019, and it is management’s opinion that the Company will not more likely than not generate the capital gain income necessary to utilize the capital loss carry forwards before the capital losses expire. As such, the Company has established an $83,000 valuation reserve against its capital loss carry forward deferred tax asset.
The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions. As of December 31, 2016, 2015, and 2014 the Company did not have any uncertain tax provisions.